UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09605

Mercury Aggregate Bond Index Fund
Master Aggregate Bond Index Series - file # 811-7885

Address: P.O. Box 9011
         Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Mercury
      Aggregate Bond Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

Annual Report
December 31, 2002

Mercury Aggregate
Bond Index Fund
of Mercury Index Funds, Inc.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260


                         December 31, 2002 (2) Mercury Aggregate Bond Index Fund

DEAR SHAREHOLDER

We are pleased to provide you with this annual report for Mercury Aggregate Bond Index Fund. The Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of U.S. government securities, U.S. government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than to focus on or provide bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark are determined by the market representation that the sectors have in the overall market.

Fiscal Year in Review

As of December 31, 2002, the Lehman Brothers Aggregate Bond Index was comprised of 6,978 securities, emphasizing three major investment sectors: U.S. government and agency securities, U.S. government issued MBS, and investment-grade corporate bonds. The U.S. government and agency sector of the Index had 1,020 issues and comprised 34.78% of the benchmark. This represents an increase from 33.97% at the beginning of 2002. The MBS sector accounted for 38.96% of the Index and had 2,114 securities, including asset-backed and commercial mortgage-backed securities. This is a small decrease from 39.23% at the beginning of the period. Finally, there were 3,844 securities in the corporate sector, representing 26.26% of the benchmark, a slight decline from 26.80% at the beginning of 2002. In order to be eligible for inclusion in the Index, a security must meet minimum outstanding amount standards and be denominated in U.S. dollars.

The unmanaged Lehman Brothers Aggregate Bond Index generated a total return of +10.25% for the year ended December 31, 2002, with government securities being the superior performer. This sector returned +11.50%, while the corporate and MBS sectors returned +10.52% and +8.75%, respectively. The year was highlighted with interest rates declining to levels not seen in decades as economic activity sputtered. The economy experienced a technical recession which, while mild, has emerged with continued weakness. At the end of the year, the Federal Reserve Board had lowered interest rates to 1.25% and mortgages were being originated at the 5.5% level.

As a result of logistical constraints, it is not practical for us to fully replicate the 6,978 securities in the Index when attempting to duplicate the return of the benchmark Index. Therefore, we construct a proxy portfolio of far fewer securities as we seek to duplicate the return of the benchmark Index. The investments in the proxy portfolio are determined by stratified sampling techniques. Under this approach, securities are identified that ensure neutral Index exposure in all sectors and sub-sectors in the Index. Thus, for example, the MBS sector of the Series has the identical exposure to 30-year MBS,


                         December 31, 2002 (3) Mercury Aggregate Bond Index Fund

15-year MBS and balloon MBS. Within these subsectors exposure to coupon (6%, 6.5%, 7%, etc.) and issuer are also matched to its Index counterpart, resulting in a sector that is anticipated to duplicate the return of the MBS Index with minimal deviation, referred to as tracking error. Currently, our exposure in the MBS sector attempts to achieve this objective with 47 positions. Minimizing tracking error in the U.S. government agency and corporate sectors is accomplished with a similar approach. The 40 positions in the U.S. government and agency sector are designed to match the investment characteristics of duration, yield, partial duration and convexity of its Index counterpart. As such, any change in interest rates and/or shape of the yield curve will have an identical effect on the return of this sector. Corporate bond sector management is identical to the approach of the U.S. government and agency sector in matching investment characteristics. However, the corporate sector is stratified further by matching credit rating and industry exposure. There are currently 295 issues in the Series' corporate bond sector.

For the year ended December 31, 2002, the Fund's Class I and Class A Shares had total returns of +10.05% and +9.58%, respectively. (Complete performance information can be found on pages 5 and 6 of this report to shareholders). This compared to a total return of +10.25% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. At December 31, 2002, Master Aggregate Bond Index Series was comprised of 382 individual investments that in total, by sector and subsector, was designed to match the market's exposure and investment characteristics of the Lehman Brothers Aggregate Bond Index. Therefore, it is anticipated and expected that these identical exposures will result in minimal total return tracking error in seeking to match the return of the Index.

In Conclusion

We appreciate your investment in Mercury Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn             /s/ Jeffrey B. Hewson        /s/ Frank Viola

Terry K. Glenn                 Jeffrey B. Hewson            Frank Viola
President and                  Vice President and           Vice President and
Director/Trustee               Co-Portfolio Manager         Co-Portfolio Manager

February 3, 2003


                         December 31, 2002 (4) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs. The two alternatives are:

CLASS I SHARES do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

RECENT PERFORMANCE RESULTS

==========================================================================================
                               6-Month         12-Month     Since Inception   Standardized
As of December 31, 2002      Total Return    Total Return    Total Return     30-Day Yield
==========================================================================================
Class I*                        +6.31%          +10.05%         +31.41%          3.74%
------------------------------------------------------------------------------------------
Class A*                        +6.06           + 9.58          +30.22           3.32
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index**                    +6.23           +10.25          +32.30             --
------------------------------------------------------------------------------------------

* Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.
** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by Ginnie Mae, Freddie Mac and Fannie Mae, and investment-grade (rated BBB or better) corporate bonds. Since inception total return is from 2/29/00.


                         December 31, 2002 (5) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury Aggregate Bond Index Fund's Class I & Class A Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Mercury Aggregate Bond Index Fund's Class I & Class A Shares compared to growth of an investment in the Lehman Brothers Aggregate Bond Index. Values are from February 15, 2000 to December 2002.

                                            2/15/00**      12/00         12/01         12/02
Mercury Aggregate Bond Index Fund+--
Class I Shares*                             $10,000        $11,073       $11,941       $13,141
Class A Shares*                             $10,000        $11,048       $11,884       $13,022

                                            2/29/00**      12/00         12/01         12/02
Lehman Brothers Aggregate
Bond Index++                                $10,000        $11,065       $11,999       $13,229

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Aggregate Bond Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of fixed income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae and investment-grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 2/29/00.
      Past performance is not indicative of future results.

AVERAGE ANNUAL TOTAL RETURN

===============================================================================
Class I Shares                                                         % Return
===============================================================================
One Year Ended 12/31/02                                                 +10.05%
-------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/02                                                        + 9.96
-------------------------------------------------------------------------------

===============================================================================
Class A Shares                                                         % Return
===============================================================================
One Year Ended 12/31/02                                                  +9.58%
-------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/02                                                         +9.61
-------------------------------------------------------------------------------


                         December 31, 2002 (6) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2002

MERCURY AGGREGATE BOND INDEX FUND

Assets:

Investment in Master Aggregate Bond Index Series, at value
  (identified cost--$7,929,204)                                              $8,215,595
Prepaid registration fees and other assets                                        9,109
                                                                             ----------
Total assets                                                                  8,224,704
                                                                             ----------
---------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                    $  1,659
  Administrative fees                                               1,261         2,920
                                                                 --------
Accrued expenses and other liabilities                                            7,550
                                                                             ----------
Total liabilities                                                                10,470
                                                                             ----------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $8,214,234
                                                                             ==========
---------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                $ --+
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                  75
Paid-in capital in excess of par                                              7,938,087
Undistributed investment income--net                             $  2,115
Accumulated realized capital losses on investments
  from the Series--net                                            (12,434)
Unrealized appreciation on investments from the Series--net       286,391
                                                                 --------
Total accumulated earnings--net                                                 276,072
                                                                             ----------
Net assets                                                                   $8,214,234
                                                                             ==========
---------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $352.40 and 32 shares
  outstanding                                                                $    11.01
                                                                             ==========
Class A--Based on net assets of $8,213,882 and 746,370 shares
  outstanding                                                                $    11.01
                                                                             ==========
---------------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                         December 31, 2002 (7) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002

MERCURY AGGREGATE BOND INDEX FUND

Investment Income from the Series--Net:

Net investment income allocated from the Series:
  Interest                                                                            $ 308,324
  Securities lending--net                                                                    16
  Expenses                                                                               (4,223)
                                                                                      ---------
Net investment income from the Series                                                   304,117
                                                                                      ---------
-----------------------------------------------------------------------------------------------

Expenses:

Printing and shareholder reports                                          $ 38,868
Professional fees                                                           22,270
Account maintenance fee--Class A                                            14,098
Administration fee                                                          10,717
Transfer agent fees                                                          2,854
Registration fees                                                              426
Directors' fees and expenses                                                    14
                                                                          --------
Total expenses before reimbursement                                         89,247
Reimbursement of expenses                                                  (59,629)
                                                                          --------
Total expenses after reimbursement                                                       29,618
                                                                                      ---------
Investment income--net                                                                  274,499
                                                                                      ---------
-----------------------------------------------------------------------------------------------

Realized & Unrealized Gain from the Series--Net:

Realized gain on investments from the Series--net                                         8,433
Change in unrealized appreciation on investments
  from the Series--net                                                                  269,492
                                                                                      ---------
Total realized and unrealized gain on investments from the Series--net                  277,925
                                                                                      ---------
Net Increase in Net Assets Resulting from Operations                                  $ 552,424
                                                                                      =========
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                         December 31, 2002 (8) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY AGGREGATE BOND INDEX FUND

                                                                                 For the
                                                                         Year Ended December 31,
                                                                      ---------------------------
Increase (Decrease) in Net Assets:                                        2002            2001
-------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                                $   274,499     $    53,613
Realized gain (loss) on investments from the Series--net                    8,433          (9,102)
Change in unrealized appreciation on investments
  from the Series--net                                                    269,492           9,026
                                                                      ---------------------------
Net increase in net assets resulting from operations                      552,424          53,537
                                                                      ---------------------------
-------------------------------------------------------------------------------------------------

Dividends & Distributions to Shareholders:

Investment income--net:
  Class I                                                                     (68)           (901)
  Class A                                                                (272,809)        (52,855)
Realized gain on investments from the Series--net:
  Class I                                                                      --             (30)
  Class A                                                                      --          (4,010)
                                                                      ---------------------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                          (272,877)        (57,796)
                                                                      ---------------------------
-------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions      5,264,366       2,181,094
                                                                      ---------------------------
-------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                            5,543,913       2,176,835
Beginning of year                                                       2,670,321         493,486
                                                                      ---------------------------
End of year*                                                          $ 8,214,234     $ 2,670,321
                                                                      ===========================
-------------------------------------------------------------------------------------------------
*Undistributed (Accumulated distributions in excess of)
   investment income (loss)--net                                      $     2,115     $    (1,337)
                                                                      ===========================
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                         December 31, 2002 (9) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class I
                                               ------------------------------
                                                                       For the
                                                                       Period
                                               For the Year Ended     Feb. 15,
                                                  December 31,        2000+ to
                                               ------------------     Dec. 31,
Increase (Decrease) in Net Asset Value:         2002        2001        2000
-----------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period           $10.55      $10.38      $10.00
                                               ------------------------------
Investment income--net                            .35@@       .60         .56
Realized and unrealized gain on
  investments from the Series--net                .68         .20         .53
                                               ------------------------------
Total from investment operations                 1.03         .80        1.09
                                               ------------------------------
Less dividends and distributions:
  Investment income--net                         (.57)       (.61)       (.52)
  In excess of investment income--net              --          --        (.10)
  Realized gain on investments
    from the Series--net                           --        (.02)       (.09)
                                               ------------------------------
Total dividends and distributions                (.57)       (.63)       (.71)
                                               ------------------------------
Net asset value, end of period                 $11.01      $10.55      $10.38
                                               ==============================
-----------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share              10.05%       7.84%      10.73%@
                                               ==============================
-----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                  .35%        .35%        .32%*
                                               ==============================
Expenses++                                       3.87%      13.83%      89.42%*
                                               ==============================
Investment income--net                           5.33%       5.73%       6.50%*
                                               ==============================
-----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           --+++   $   18      $   14
                                               ==============================
-----------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
+++   Amount is less than $1,000.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


                        December 31, 2002 (10) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                           Class A
                                            ---------------------------------------
                                                                           For the
                                                                            Period
                                                For the Year Ended         Feb. 15,
                                                   December 31,            2000+ to
                                            ------------------------       Dec. 31,
Increase (Decrease) in Net Asset Value:        2002           2001           2000
-----------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $   10.55      $   10.38      $   10.00
                                            ---------------------------------------
Investment income--net                            .52@@          .56            .62
Realized and unrealized gain on
  investments from the Series--net                .46            .21            .49
                                            ---------------------------------------
Total from investment operations                  .98            .77           1.11
                                            ---------------------------------------
Less dividends and distributions:
  Investment income--net                         (.52)          (.58)          (.54)
  In excess of investment income--net              --             --           (.10)
  Realized gain on investments
    from the Series--net                           --           (.02)          (.09)
                                            ---------------------------------------
Total dividends and distributions                (.52)          (.60)          (.73)
                                            ---------------------------------------
Net asset value, end of period              $   11.01      $   10.55      $   10.38
                                            =======================================
-----------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share               9.58%          7.57%         10.48%@
                                            =======================================
-----------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                  .60%           .60%           .60%*
                                            =======================================
Expenses++                                       1.66%         13.26%        106.04%*
                                            =======================================
Investment income--net                           4.87%          5.38%          6.11%*
                                            =======================================
-----------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $   8,214      $   2,652      $     479
                                            =======================================
-----------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


                        December 31, 2002 (11) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY AGGREGATE BOND INDEX FUND

(1)   Significant Accounting Policies:

Mercury Aggregate Bond Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2002 was 1.1%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


                        December 31, 2002 (12) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $1,836 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par and $1,834 has been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Mercury Advisors, an affiliate of Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed .35%. This arrangement expires December 31, 2003 and is renewable. For the year ended December 31, 2002, Mercury Advisors earned fees of $10,717, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $48,912.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, MLIM, PSI, FAMD, FDS, and/or ML & Co.


                        December 31, 2002 (13) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(3)   Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2002 were $5,631,968 and $669,984, respectively.

(4)   Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $5,264,366 and $2,181,094 for the years ended December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended
December 31, 2002                                        Shares    Dollar Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of dividends                                                  5     $        61
Shares redeemed                                          (1,667)        (17,652)
                                                      -------------------------
Net decrease                                             (1,662)    $   (17,591)
                                                      =========================
--------------------------------------------------------------------------------

Class I Shares for the Year Ended
December 31, 2001                                       Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                                 237     $     2,528
Shares issued to shareholders in reinvestment
of dividends and distributions                               98           1,022
                                                      -------------------------
Net increase                                                335     $     3,550
                                                      =========================
--------------------------------------------------------------------------------

Class A Shares for the Year Ended
December 31, 2002                                       Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                             599,881     $ 6,402,074
Shares issued to shareholders in reinvestment
of dividends                                             25,389         272,717
                                                      -------------------------
Total issued                                            625,270       6,674,791
Shares redeemed                                        (130,369)     (1,392,834)
                                                      -------------------------
Net increase                                            494,901     $ 5,281,957
                                                      =========================
--------------------------------------------------------------------------------

Class A Shares for the Year Ended
December 31, 2001                                       Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                             222,916     $ 2,362,709
Shares issued to shareholders in reinvestment
of dividends and distributions                            5,491          57,985
                                                      -------------------------
Total issued                                            228,407       2,420,694
Shares redeemed                                         (23,138)       (243,150)
                                                      -------------------------
Net increase                                            205,269     $ 2,177,544
                                                      =========================
--------------------------------------------------------------------------------


                        December 31, 2002 (14) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(5)   Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

                                                     12/31/2002       12/31/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                     $272,877         $ 55,112
  Net long-term capital gains                               --            2,684
                                                      -------------------------
Total taxable distributions                           $272,877         $ 57,796
                                                      =========================

As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net                                  $   2,344
Undistributed long-term capital gains--net                                 --
                                                                    ---------
Total undistributed earnings--net                                       2,344
Capital loss carryforward                                             (10,863)*
Unrealized gains--net                                                 284,591**
                                                                    ---------
Total accumulated earnings--net                                     $ 276,072
                                                                    =========
-----------------------------------------------------------------------------

* On December 31, 2002, the Fund had a net capital loss carryforward of $10,863, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.


                        December 31, 2002 (15) Mercury Aggregate Bond Index Fund

INDEPENDENT AUDITORS' REPORT

MERCURY AGGREGATE BOND INDEX FUND

The Board of Directors and Shareholders,
Mercury Aggregate Bond Index Fund
(One of the series constituting Mercury Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Aggregate Bond Index Fund (one of the series constituting Mercury Index Funds, Inc.) as of December 31, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Aggregate Bond Index Fund of the Mercury Index Funds, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                        December 31, 2002 (16) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS

MASTER AGGREGATE BOND INDEX SERIES

                                                                                             In U.S. Dollars
                        ------------------------------------------------------------------------------------
                            Face       Interest                    Maturity
Issue                      Amount        Rate                       Date(s)                        Value
------------------------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations--35.2%

Fannie Mae              $   290,000      5.45 %                   10/10/2003                     $   299,243
                            210,000      6.85                      4/05/2004                         223,909
                         29,225,000      3.50                      9/15/2004                      30,128,637
                          3,000,000      3.875                     3/15/2005                       3,134,172
                         21,625,000      5.75                      2/15/2008                      24,229,320
                          8,900,000      6.625                    11/15/2010                      10,449,668
                          1,240,000      7.25                      5/15/2030                       1,559,822
------------------------------------------------------------------------------------------------------------
Financing Corp.             670,000      9.80                     11/30/2017                       1,003,388
------------------------------------------------------------------------------------------------------------
Freddie Mac              16,845,000      5.75                      7/15/2003                      17,248,269
                          1,245,000      7.18                      6/27/2006                       1,446,298
                         14,560,000      4.875                     3/15/2007                      15,731,949
                          8,655,000      6.75                      9/15/2029                      10,249,563
                          1,680,000      6.25                      7/15/2032                       1,903,148
------------------------------------------------------------------------------------------------------------
Tennessee Valley          1,915,000      6.25                     12/15/2017                       2,161,315
Authority, Series E
------------------------------------------------------------------------------------------------------------
United States               765,000      8.75                     11/15/2008                         812,783
Treasury Bonds           15,820,000      8.75                      5/15/2017                      22,872,255
                            250,000      8.875                     8/15/2017                         365,381
                          1,875,000      8.125                     8/15/2019                       2,611,671
                          7,800,000      8.50                      2/15/2020                      11,243,879
                          1,560,000      8.125                     8/15/2021                       2,195,335
                          5,180,000      6.25                      8/15/2023                       6,085,692
                          3,450,000      6.375                     8/15/2027                       4,146,738
                            830,000      5.375                     2/15/2031                         904,829
------------------------------------------------------------------------------------------------------------
United States             4,335,000      4.75                      2/15/2004                       4,504,676
Treasury Notes            7,450,000      5.25                      5/15/2004                       7,847,234
                          5,615,000      6.00                      8/15/2004                       6,029,106
                          7,815,000      5.875                    11/15/2004                       8,440,505
                          2,735,000      6.75                      5/15/2005                       3,049,205
                         18,735,000      5.75                     11/15/2005                      20,710,231
                          9,175,000      5.875                    11/15/2005                      10,174,213
                            595,000      3.25                      8/15/2007                         609,736
                         10,095,000      3.00                     11/15/2007                      10,216,453
                          2,050,000      5.75                      8/15/2010                       2,357,020
                          6,925,000      4.00                     11/15/2012                       7,022,926
------------------------------------------------------------------------------------------------------------
Total Investments in U.S. Government & Agency Obligations
(Cost--$239,645,808)--35.2%                                                                      251,968,569
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (17) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                        ------------------------------------------------------------------------------------
                             Face      Interest                    Maturity
Issue                       Amount       Rate                       Date(s)                          Value
------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations**--36.8%

Fannie Mae              $   737,394      5.50 %               6/01/2011-2/01/2014                $   772,143
                          2,885,812      6.00                 2/01/2013-6/01/2015                  3,031,798
                          5,898,000      6.00                       TBA(1)                         6,106,441
                          2,300,000      6.00                       TBA(1)                         2,405,168
                          2,601,327      6.50                 1/01/2013-5/01/2016                  2,755,583
                          6,929,106      6.50                12/01/2025-1/01/2030                  7,226,045
                          2,796,190      7.00                 4/01/2027-3/01/2031                  2,948,009
                          2,115,675      7.50                10/01/2027-5/01/2032                  2,248,354
                             54,382      8.00                      9/01/2015                          58,750
                          3,493,793      8.00                11/01/2029-9/01/2031                  3,764,092
                            121,375      8.50                 5/01/2030-1/01/2031                    130,399
                            193,007      9.50                      7/01/2017                         215,008
                             80,598     10.00                10/01/2018-5/01/2022                     91,799
                             34,890     10.50                     12/01/2016                          39,502
------------------------------------------------------------------------------------------------------------
Freddie Mac--             7,950,000      5.00                       TBA(1)                         8,163,799
Gold Program                496,155      5.50                     11/01/2017                         515,204
                         14,316,000      5.50                       TBA(1)                        14,867,409
                         10,040,164      5.50                       TBA(1)                        10,250,656
                         13,095,509      6.00                4/01/2016-10/01/2017                 13,714,048
                         41,104,000      6.00                       TBA(1)                        42,569,522
                          2,634,038      6.50                 4/01/2015-3/01/2017                  2,784,485
                         43,750,341      6.50                 1/01/2026-9/01/2032                 45,596,170
                          2,230,000      6.50                       TBA(1)                         2,350,362
                         16,385,000      6.50                       TBA(1)                        17,051,624
                          2,068,769      7.00                 1/01/2011-6/01/2016                  2,202,272
                         18,983,847      7.00                 9/01/2025-7/01/2032                 19,966,046
                            700,000      7.00                       TBA(1)                           742,547
                            900,000      7.00                       TBA(1)                           943,295
                            685,843      7.50                 5/01/2007-4/01/2016                    731,151
                          7,284,859      7.50                 1/01/2023-9/01/2032                  7,756,668
                          2,052,417      8.00                 6/01/2024-3/01/2032                  2,208,225
                            260,094      8.50                 5/01/2028-8/01/2030                    279,892
                             24,879      9.00                      9/01/2014                          27,278
                            390,079      9.50                      2/01/2019                         434,245
                            149,601     10.00                 3/01/2010-9/01/2017                    167,361
                            103,315     10.50                      4/01/2016                         115,928
                             51,974     11.00                 9/01/2016-3/01/2018                     58,834
                             16,928     11.50                      8/01/2015                          19,281
                             45,347     12.50                      2/01/2014                          53,738
------------------------------------------------------------------------------------------------------------
Government                2,567,674      6.00                4/20/2026-10/15/2032                  2,677,314
National Mortgage         4,544,000      6.00                       TBA(1)                         4,738,220
Corporation                 208,087      6.50                 2/15/2014-5/15/2014                    221,035
                         14,061,795      6.50                 4/15/2026-5/15/2032                 14,772,198
                            115,477      7.00                      4/15/2013                         123,884
                          9,207,868      7.00                 7/15/2027-9/15/2031                  9,769,852


                        December 31, 2002 (18) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                        ------------------------------------------------------------------------------------
                            Face       Interest                    Maturity
Issue                      Amount        Rate                       Date(s)                         Value
------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations** (concluded)

Government              $ 3,223,453      7.50 %              3/15/2024-11/15/2031                $ 3,443,886
National Mortgage         1,914,973      8.00                12/15/2022-6/15/2031                  2,077,026
Corporation                 376,401      8.50                11/15/2017-3/15/2031                    410,536
(concluded)                 352,788      9.00                11/15/2016-11/15/2024                   392,375
                             28,306      9.50                      9/15/2021                          31,870
                             50,531     12.00                      2/15/2015                          59,785
------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost--$257,938,664)--36.8%                                                                      264,081,112
------------------------------------------------------------------------------------------------------------

S&P       Moody's
Ratings+  Ratings+                                  Corporate Bonds & Notes
------------------------------------------------------------------------------------------------------------
Banking--2.5%

A-         A2               465,000    BB&T Corporation, 6.50% due 8/01/2011                         525,184
                                       Bank of America Corp.:
A+         Aa2            1,900,000     5.875% due 2/15/2009                                       2,084,891
A+         Aa2              410,000     4.875% due 9/15/2012                                         414,424
A+         Aa3              325,000    The Bank of New York, 5.20% due 7/01/2007                     349,854
                                       Bank One Corp.:
A          Aa3              700,000     6.875% due 8/01/2006                                         786,899
A-         A1               378,000     8% due 4/29/2027                                             474,587
A          A2               535,000    Corp Andina de Fomento, 6.875% due 3/15/2012                  560,866
A+         A1               400,000    Deutsche Bank Financial, 7.50% due 4/25/2009                  464,939
A          A1               765,000    FleetBoston Financial Corp., 7.25% due 9/15/2005              847,068
A          A1               615,000    HSBC Holding PLC, 7.50% due 7/15/2009                         728,272
                                       Inter-American Development Bank:
AAA        Aaa            1,290,000     4.375% due 9/20/2012                                       1,310,938
AAA        Aaa            1,000,000     6.80% due 10/15/2025                                       1,190,467
                                       International Bank for Reconstruction and Development:
AAA        Aaa            1,865,000     4.75% due 4/30/2004                                        1,948,117
AAA        Aaa              250,000     3.50% due 10/22/2004                                         257,738
A+         Aa3              395,000    Marshall & Ilsley Bank, 4.125% due 9/04/2007                  407,858
A          A2               722,000    Mellon Financial Co., 6.875% due 3/01/2003                    727,899
A+         Aa3              595,000    National City Bank of Indiana, 4% due 9/28/2007               609,586
A-         A2               350,000    Regions Financial Corporation, 6.375% due 5/15/2012           390,342
A+         Aa3              610,000    Suntrust Bank, 5.45% due 12/01/2017                           602,375
A          Aa3              700,000    U.S. Bancorp, 1.56% due 9/16/2005                             700,441
A+         Aa2              470,000    Wachovia Bank NA, 4.85% due 7/30/2007                         500,390


                        December 31, 2002 (19) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                          ----------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Banking (concluded)

                                       Washington Mutual Inc.:
BBB+       A3             $ 600,000     7.50% due 8/15/2006                                      $   674,677
BBB        Baa1              90,000     8.25% due 4/01/2010                                          107,190
A+         Aa2              250,000    Wells Fargo Bank NA, 6.45% due 2/01/2011                      280,648
                                       Wells Fargo & Co.:
A+         Aa2              600,000     7.25% due 8/24/2005                                          673,513
A+         Aa2              400,000     5.125% due 2/15/2007                                         429,606
                                                                                                 -----------
                                                                                                  18,048,769
------------------------------------------------------------------------------------------------------------
Financial Services--8.1%

A+         A2               400,000    AXA Financial Inc., 7.75% due 8/01/2010                       452,618
A+         A1               400,000    American Express Corporation, 6.875% due 11/01/2005           447,090
A+         A1               235,000    American General Finance, 5.875% due 7/14/2006                252,967
A+         A2               600,000    American Honda Finance, 1.65% due 10/03/2005 (a)              599,426
A          A2               600,000    Bear Stearns Companies, Inc., 7.625% due 2/01/2005            662,726
A+         A3               200,000    Boeing Capital Corporation, 7.10% due 9/27/2005               216,643
                                       CIT Group Inc.:
A          A2               660,000     5.625% due 5/17/2004                                         678,496
A          A2               450,000     6.50% due 2/07/2006                                          473,903
BBB-       Baa2             420,000    Capital One Bank, 6.875% due 2/01/2006                        406,330
A+         A2               265,000    Caterpillar Financial Services Corporation,
                                       4.875% due 6/15/2007                                          281,882
A+         Aa2               90,000    Citicorp, 6.375% due 11/15/2008                               100,710
                                       Citigroup Inc.:
AA-        Aa1            1,400,000     5.70% due 2/06/2004                                        1,456,220
AA-        Aa1              155,000     5.75% due 5/10/2006                                          168,265
A+         Aa2              565,000     7.25% due 10/01/2010                                         655,891
AA-        Aa1              125,000     6.50% due 1/18/2011                                          140,250
AA-        Aa1               35,000     6% due 2/21/2012                                              38,409
                                       Commercial Credit Co.:
AA-        Aa1              500,000     6.75% due 7/01/2007                                          559,439
AA-        Aa1              450,000     10% due 5/15/2009                                            571,843
A-         A3             3,220,000    Core Investment Grade Trust, 4.727% due 11/30/2007          3,285,688
A          A3             2,005,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009          2,121,579
A+         Aa3              500,000    Credit Suisse First Boston Inc., 5.875% due 8/01/2006         535,489


                        December 31, 2002 (20) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                         -----------------------------------------------------------------------------------
S&P       Moody's           Face
Ratings+  Ratings+         Amount                     Corporate Bonds & Notes                        Value
------------------------------------------------------------------------------------------------------------
Financial Services (continued)

A+         A1            $  140,000    Diageo Capital PLC, 3.50% due 11/19/2007                   $  140,713
A-         Baa1             450,000    Equifax Inc., 4.95% due 11/01/2007 (a)                        457,874
A-         A2               100,000    FPL Group Capital Inc., 7.625% due 9/15/2006                  112,012
                                       Ford Motor Credit Company:
BBB        A3             1,890,000     6.875% due 2/01/2006                                       1,893,311
BBB        A3               200,000     7.25% due 10/25/2011                                         194,335
AAA        Aaa            1,760,000    General Electric Capital Corp., 6.75% due 3/15/2032         1,945,838
                                       General Motors Acceptance Corp.:
BBB        A2               674,000     6.85% due 6/17/2004                                          701,924
BBB        A2               692,000     7.75% due 1/19/2010                                          724,448
BBB        A2               140,000     6.875% due 9/15/2011                                         139,616
BBB        A2               970,000     7% due 2/01/2012                                             974,109
BBB        A2             1,298,000     8% due 11/01/2031                                          1,305,068
                                       Goldman Sachs Group, Inc.:
A+         Aa3              800,000     7.625% due 8/17/2005                                         902,208
A+         Aa3              890,000     6.875% due 1/15/2011                                         993,454
A+         Aa3              135,000     6.60% due 1/15/2012                                          149,174
                                       International Lease Finance Corporation:
AA-        A1               570,000     4.75% due 1/18/2005                                          584,109
AA-        A1               650,000     4.375% due 12/15/2005                                        657,769
AA-        A1               236,000     5.625% due 6/01/2007                                         247,070
A          A2             1,285,000    J.P. Morgan Chase & Company, 6.625% due 3/15/2012           1,392,704
AAA        Aaa              700,000    KFW International Finance,
                                       4.75% due 1/24/2007                                           752,133
                                       Lehman Brothers Holdings, Inc.:
A          A2               800,000     6.625% due 4/01/2004                                         843,388
A          A2               350,000     7% due 2/01/2008                                             395,695
A          A2               245,000     7.875% due 8/15/2010                                         289,884
A          A2               425,000     6.625% due 1/18/2012                                         470,403
NR*        Baa3           1,512,000    Lehman Brothers, TRAINS-BBB-5-02, 6.539%
                                       due 8/15/2008 (a)(b)(c)                                     1,556,997
BBB        Baa2             500,000    Liberty Property LP, 7.25% due 3/15/2011                      547,362
                                       MBNA America Bank NA:
BBB+       Baa1             500,000     6.875% due 7/15/2004 (a)                                     520,110
BBB+       Baa1              25,000     7.75% due 9/15/2005                                           27,437
BBB+       Baa1             110,000     6.50% due 6/20/2006                                          116,388
BBB        Baa2             545,000     7.125% due 11/15/2012                                        570,348
                                       Morgan Stanley, Dean Witter, Discover & Co.:
A+         Aa3            1,300,000     7.125% due 1/15/2003                                       1,301,834
A+         Aa3              450,000     6.60% due 4/01/2012                                          498,743
NR*        A3            16,650,000    Morgan Stanley, TRACERS,
                                       5.878% due 3/01/2007 (a)(b)(d)                             17,741,074
AA         Aa3              265,000    Principal Life Global, 6.25% due 2/15/2012 (a)                280,898
BBB+       Baa1             500,000    ProLogis Trust, 7% due 10/01/2003                             514,087


                        December 31, 2002 (21) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                         -----------------------------------------------------------------------------------
S&P       Moody's           Face
Ratings+  Ratings+         Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Financial Services (concluded)

AA-        Aa1           $1,000,000    Salomon Smith Barney Holdings, Inc., 6.25%
                                       due 5/15/2003                                             $ 1,016,684
BBB        Baa2             500,000    Simon Debartolo, 6.75% due 7/15/2004                          527,280
AA         Aa3              250,000    Texaco Capital Inc., 8.625% due 6/30/2010                     314,947
                                       Verizon Global Funding Corporation:
A+         A2             1,000,000     6.75% due 12/01/2005                                       1,104,907
A+         A2               650,000     7.375% due 9/01/2012                                         747,850
                                                                                                 -----------
                                                                                                  57,760,049
------------------------------------------------------------------------------------------------------------
Financial Services--Consumer--2.7%

A-         A2               330,000    ACE INA Holdings, 8.30% due 8/15/2006                         373,253
A+         A1               250,000    Allstate Corporation, 5.375% due 12/01/2006                   266,274
A-         A3               125,000    Aristar Inc., 7.375% due 9/01/2004                            134,771
BBB+       Baa1             215,000    Avalonbay Communities, 6.625% due 9/15/2011                   229,271
A+         A1               730,000    Golden West Financial Corporation, 4.75% due 10/01/2012       734,040
A-         A2               400,000    Hartford Life Inc., 7.375% due 3/01/2031                      445,462
                                       Household Finance Corporation:
A-         A2             1,800,000     5.875% due 2/01/2009                                       1,847,531
A-         A2             1,250,000     7% due 5/15/2012                                           1,369,111
A          A3               470,000    John Hancock Financial Services, 5.625% due 12/01/2008        492,761
AA-        A2               210,000    Marsh & McLennan Companies Inc., 6.625% due 6/15/2004         224,297
A          A2               400,000    MetLife Inc., 6.125% due 12/01/2011                           431,745
A-         Baa3             500,000    Provident Companies Inc., 7% due 7/15/2018                    443,442
NR*        NR*           12,000,000    Security Life of Denver, 4.66% due 3/31/2003               12,418,840
                                                                                                 -----------
                                                                                                  19,410,798
------------------------------------------------------------------------------------------------------------
Foreign Government Obligations--1.7%

AAA        Aaa            2,000,000    Canada Government Bond, 5.25% due 11/05/2008                2,210,364
AA-        Aa2              400,000    Province of British Columbia, 4.625% due 10/03/2006           424,517
AA-        Aa3            1,000,000    Province of Manitoba, 5.50% due 10/01/2008                  1,107,230
                                       Province of Ontario:
AA         Aa2              328,000     7.375% due 1/27/2003                                         329,159
AA         Aa2              750,000     5.50% due 10/01/2008                                         829,189
A+         Aa3              603,000    Province of Saskatchewan, 8% due 7/15/2004                    656,135
A+         A1             1,500,000    Quebec Province, 7.50% due 9/15/2029                        1,870,722
AAA        Aaa            1,000,000    Republic of Finland, 5.875% due 2/27/2006                   1,095,203
AA         Aa2            1,050,000    Republic of Italy, 4.375% due 10/25/2006                    1,107,904
BBB-       Baa2           1,950,000    United Mexican States, 9.875% due 2/01/2010                 2,393,820
                                                                                                 -----------
                                                                                                  12,024,243
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (22) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                           ---------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Industrial--Consumer Goods--1.3%

BBB+       Baa1            $ 60,000    Albertson's Inc., 7.50% due 2/15/2011                       $  69,031
A+         A1               350,000    Anheuser-Busch Companies, Inc., 6% due 11/01/2041             369,728
A          A2               855,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                    954,087
BBB+       Baa1             350,000    Conagra Foods Inc., 6.75% due 9/15/2011                       398,006
BBB        Baa2             515,000    International Paper Company, 8.125% due 7/08/2005             576,438
BBB        Baa2             567,000    Kellogg Company, 6% due 4/01/2006                             614,590
AA         Aa2              294,000    Kimberly-Clark Corporation, 7.10% due 8/01/2007               342,646
A-         A2               360,000    Kraft Foods Inc., 4.625% due 11/01/2006                       378,488
                                       Kroger Company:
BBB-       Baa3             160,000     7.625% due 9/15/2006                                         179,200
BBB-       Baa3             550,000     6.80% due 4/01/2011                                          602,887
BBB-       Baa3             200,000     6.20% due 6/15/2012                                          213,535
BBB-       Baa3              85,000     7.70% due 6/01/2029                                           97,194
BBB-       Baa3             250,000     7.50% due 4/01/2031                                          279,647
A          A2               500,000    Nabisco, Inc., 6.375% due 2/01/2005                           539,986
A          A1                92,000    Pepsi Bottling Holdings Inc.,
                                       5.625% due 2/17/2009 (a)                                      100,252
A          A1               500,000    PepsiCo Inc., 4.50% due 9/15/2004                             519,665
                                       Philip Morris Companies, Inc.:
A-         A2               340,000     6.375% due 2/01/2006                                         365,247
A-         A2               365,000     6.95% due 6/01/2006                                          398,507
BBB-       Baa2             270,000    RJ Reynolds Tobacco Holdings, 6.50% due 6/01/2007             281,697
                                       Safeway Inc.:
BBB        Baa2             300,000     6.15% due 3/01/2006                                          324,911
BBB        Baa2              80,000     5.80% due 8/15/2012                                           83,712
BBB        Baa2             324,000     7.25% due 2/01/2031                                          366,605
BBB        Baa2             290,000    Sappi Papier Holdings AG,
                                       6.75% due 6/15/2012 (a)                                       317,840
A+         A3               420,000    Sara Lee Corporation, 6.25% due 9/15/2011                     471,053
BBB        Baa3             390,000    SuperValu Inc., 7.50% due 5/15/2012                           420,380
BBB        Baa3             250,000    Tyson Foods, Inc., 6.625% due 10/01/2004                      265,815
                                                                                                  ----------
                                                                                                   9,531,147
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (23) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                           ---------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Industrial--Energy--1.5%

                                       Anadarko Finance Company:
BBB+       Baa1           $ 390,000     6.75% due 5/01/2011                                        $ 439,442
BBB+       Baa1             190,000     7.50% due 5/01/2031                                          225,921
                                       Apache Corporation:
A-         A3               270,000     6.25% due 4/15/2012                                          302,656
A-         A3               190,000     7.625% due 7/01/2019                                         225,589
AA+        Aa1              350,000    Atlantic Richfield, 5.90% due 4/15/2009                       389,623
BBB+       Baa1             330,000    Chevron Phillips Chemical Company, 5.375%
                                       due 6/15/2007                                                 345,826
AA         Aa2              150,000    ChevronTexaco Capital Company, 3.50% due 9/17/2007            152,692
BB-        Ba2              785,000    The Coastal Corporation, 6.50% due 6/01/2008                  588,750
A          A2               325,000    Colonial Pipeline, 7.63% due 4/15/2032 (a)                    387,890
                                       Conoco Inc.:
A-         A3               800,000     5.90% due 4/15/2004                                          837,435
A-         A3               320,000     6.35% due 4/15/2009                                          359,444
A-         A3                75,000     6.95% due 4/15/2029                                           85,004
                                       Consolidated Natural Gas:
BBB+       A3               500,000     5.375% due 11/01/2006                                        528,543
NR*        A3                75,000     6.25% due 11/01/2011                                          81,168
A          A3               550,000    Duke Energy Corporation, 6.25% due 1/15/2012                  574,018
BBB-       Baa2             825,000    FirstEnergy Corp., 6.45% due 11/15/2011                       820,745
                                       Kinder Morgan Energy:
BBB+       Baa1             840,000     6.75% due 3/15/2011                                          912,450
BBB        Baa2             425,000     6.50% due 9/01/2012                                          444,155
A+         A1               350,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)               349,416
A-         Baa1             100,000    Murphy Oil Corporation, 6.375% due 5/01/2012                  109,900
A-         A3               225,000    Nabors Industries Inc., 5.375% due 8/15/2012                  230,501
BBB        Baa3             430,000    NiSource Finance Corporation, 7.625% due 11/15/2005           449,117
BBB-       Baa3             450,000    Ocean Energy Inc., 7.25% due 10/01/2011                       513,128
A-         A3               650,000    Phillips Petroleum Company, 8.50% due 5/25/2005               739,127
A-         Baa2             290,000    Transocean Sedco Forex, 6.50% due 4/15/2003                   292,952
BBB        Baa2             300,000    Valero Energy Corporation, 6.875% due 4/15/2012               312,422
                                                                                                 -----------
                                                                                                  10,697,914
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (24) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                          ----------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Industrial--Manufacturing--1.9%

BBB-       Ba1            $ 450,000    Abitibi Consolidated Inc., 8.55% due 8/01/2010             $  499,441
A-         A2               340,000    Alcan Inc., 6.45% due 3/15/2011                               379,795
A          A2               400,000    Alcoa Inc., 6% due 1/15/2012                                  440,356
                                       Centex Corporation:
BBB        Baa2              90,000     7.875% due 2/01/2011                                         101,400
BBB        Baa2              45,000     7.50% due 1/15/2012                                           50,048
A-         A3               450,000    Cooper Industries Inc., 5.50% due 11/01/2009                  469,012
                                       Daimler-Chrysler NA Holdings:
BBB+       A3             1,370,000     6.40% due 5/15/2006                                        1,476,804
BBB+       A3               250,000     7.30% due 1/15/2012                                          280,537
BBB+       A3                10,000     8.50% due 1/18/2031                                           12,307
A-         A3               635,000    Deere & Co., 7.85% due 5/15/2010                              759,703
BBB        Baa2             500,000    Delphi Auto Systems Corporation,
                                       6.55% due 6/15/2006                                           527,193
BBB-       Baa3             270,000    Domtar Inc., 7.875% due 10/15/2011                            315,565
                                       Emerson Electric Company:
A          A2               335,000     7.875% due 6/01/2005                                         376,472
A          A2               525,000     6% due 8/15/2032                                             533,010
BBB        Baa1           1,600,000    Ford Motor Company, 7.45% due 7/16/2031                     1,391,790
A          A2               205,000    Honeywell International,
                                       6.125% due 11/01/2011                                         222,639
                                       IBM Corporation:
A+         A1               335,000     6.45% due 8/01/2007                                          379,107
A+         A1               200,000     4.75% due 11/29/2012                                         200,774
                                       Lockheed Martin Corp.:
BBB        Baa2             300,000     7.25% due 5/15/2006                                          337,863
BBB        Baa2             135,000     7.75% due 5/01/2026                                          164,048
BBB        Baa2             350,000     8.50% due 12/01/2029                                         469,575
BBB        Baa2             325,000    Martin Marietta Corp., 7.375% due 4/15/2013                   381,250
                                       Masco Corporation:
BBB+       Baa1             365,000     6% due 5/03/2004                                             381,024
BBB+       Baa1              45,000     6.50% due 8/15/2032                                           46,259
BBB+       Baa1             250,000    Newell Rubbermaid Inc., 4.625% due 12/15/2009                 255,029
                                       Raytheon Company:
BBB-       Baa3             160,000     8.20% due 3/01/2006                                          179,764
BBB-       Baa3              35,000     6.15% due 11/01/2008                                          37,759
BBB-       Baa3             550,000     8.30% due 3/01/2010                                          653,754
BBB-       Baa3             350,000     6.75% due 3/15/2018                                          366,783
A          A2               225,000    Stanley Works, 4.90% due 11/01/2012 (a)                       229,736
BBB-       Baa3             325,000    Toll Brothers Inc., 6.875% due 11/15/2012 (a)                 334,697
BBB        Baa2             310,000    Visteon Corp., 8.25% due 8/01/2010                            328,926
BBB        Baa2             740,000    Weyerhaeuser Company, 5.95% due 11/01/2008                    789,946
                                                                                                 -----------
                                                                                                  13,372,366
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (25) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                         -----------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Industrial--Other--1.3%

AA         Aa3           $  396,000    Abbott Laboratories, 5.625% due 7/01/2006                  $  432,920
A+         A1               255,000    Archer-Daniels-Midland, 5.935% due 10/01/2032                 254,439
BBB        Baa2             200,000    BRE Properties, 5.95% due 3/15/2007                           210,744
BBB+       Baa2             500,000    Burlington Northern Santa Fe, 6.75% due 7/15/2011             567,550
BBB        Baa2             360,000    CSX Corporation, 6.75% due 3/15/2011                          401,887
AAA        Aaa            1,140,000    Continental Airlines, 6.563% due 2/15/2012                  1,218,474
                                       EOP Operating LP:
BBB+       Baa1             200,000     6.75% due 2/15/2012                                          214,910
BBB+       Baa1             145,000     7.25% due 6/15/2028                                          146,849
BBB+       Baa1              25,000     7.50% due 4/19/2029                                           26,057
AA         Aa3              600,000    Eli Lilly & Company, 7.125% due 6/01/2025                     708,217
BBB-       Ba1              500,000    HCA Inc., 6.30% due 10/01/2012                                504,270
BBB+       Baa2             350,000    Health Care Properties Investors Inc., 6.45%
                                       due 6/25/2012                                                 352,596
BBB-       Baa3             375,000    Highwoods Realty LP, 8% due 12/01/2003                        392,280
BBB-       Ba1              450,000    Hilton Hotels Corporation, 7.625% due 12/01/2012              454,433
BBB        Baa2             235,000    New Plan Excel Realty Trust, 5.875% due 6/15/2007             246,137
BBB-       Baa3             237,000    Northrop Grumman Corporation, 7.125% due 2/15/2011            269,373
                                       Praxair Inc.:
BBB+       A3               235,000     6.50% due 3/01/2008                                          264,895
BBB+       A3               135,000     6.375% due 4/01/2012                                         150,915
A          Baa1             400,000    Southwest Airlines Co., 8% due 3/01/2005                      442,610
BBB-       Baa3             170,000    Tenet Healthcare Corporation, 6.875% due 11/15/2031           145,350
                                       Union Pacific Corp.:
BBB        Baa3             150,000     6.34% due 11/25/2003                                         155,368
NR*        Baa3             250,000     5.75% due 10/15/2007                                         273,602
                                       United Technology Corporation:
A+         A2               675,000     6.35% due 3/01/2011                                          760,448
A+         A2               300,000     6.10% due 5/15/2012                                          335,430
A-         Baa1             100,000    Wellpoint Health Network, 6.375% due 6/15/2006                109,091
                                                                                                  ----------
                                                                                                   9,038,845
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (26) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                         -----------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Industrial--Services--2.1%

BBB+       Baa1          $  375,000    AOL Time Warner Inc., 6.875% due 5/01/2012                $   396,039
BBB-       Baa3             400,000    Aramark Services Inc., 6.375% due 2/15/2008                   414,141
BBB        Baa1             200,000    Cendant Corporation, 6.875% due 8/15/2006                     207,532
BBB        Baa3             450,000    Comcast Cable Communications, 8.875% due 5/01/2017            524,289
                                       Dayton Hudson Corp.:
A+         A2               888,000     10% due 1/01/2011                                          1,189,222
A+         A2               100,000     6.75% due 1/01/2028                                          111,458
                                       Federated Department Stores:
BBB+       Baa1              25,000     6.625% due 9/01/2008                                          27,692
BBB+       Baa1             135,000     6.30% due 4/01/2009                                          144,048
BBB+       Baa1             270,000     6.625% due 4/01/2011                                         294,916
A+         A1               835,000    First Data Corporation, 6.375% due 12/15/2007                 948,322
A          A2               515,000    Gannett Company Inc., 5.50% due 4/01/2007                     560,059
BBB        Baa2           1,000,000    Hertz Corp., 7% due 1/15/2028                                 794,083
A-         A3               235,000    Kohl's Corporation, 6.30% due 3/01/2011                       260,540
BBB-       Baa3             635,000    Liberty Media Corporation, 7.875% due 7/15/2009               688,667
BBB+       Baa1             450,000    Limited Brands Inc., 6.125% due 12/01/2012                    473,688
                                       Lowe's Companies Inc.:
A          A3               215,000     6.875% due 2/15/2028                                         239,492
A          A3                65,000     6.50% due 3/15/2029                                           69,527
BBB-       Baa3             550,000    News America Inc., 7.25% due 5/18/2018                        542,759
NR*        Baa1             500,000    Sears Discover Credit Corp., 9.14% due 3/13/2012              520,471
                                       Sears Roebuck Acceptance Corporation:
A-         Baa1             500,000     6% due 3/20/2003                                             500,270
A-         Baa1             205,000     7% due 6/01/2032                                             171,850
                                       Tele-Communications Inc.:
BBB        Baa3           1,275,000     8.25% due 1/15/2003                                        1,275,374
BBB        Baa3             200,000     9.80% due 2/01/2012                                          240,405
                                       Time Warner Inc.:
BBB+       Baa1             870,000     7.75% due 6/15/2005                                          926,950
BBB+       Baa1             352,000     6.875% due 6/15/2018                                         351,946
BBB-       Baa3             715,000    USA Interactive, 7% due 1/15/2013 (a)                         739,327
AAA        Aaa              500,000    United Parcel Service, 8.375% due 4/01/2020                   650,896
A-         A3               635,000    Viacom Inc., 7.75% due 6/01/2005                              711,424
AA         Aa2              900,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009                 1,060,171
BBB        NR*              375,000    Waste Management Inc., 6.50% due 5/15/2004                    386,701
                                                                                                 -----------
                                                                                                  15,422,259
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (27) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                          ----------------------------------------------------------------------------------
S&P        Moody's        Face
Ratings+   Ratings+      Amount                     Corporate Bonds & Notes                          Value
------------------------------------------------------------------------------------------------------------
Utilities--Communications--1.7%

BBB        Baa3           $ 770,000    AT&T Broadband Corporation, 8.375% due 3/15/2013           $  874,659
BBB+       Baa2              76,000    AT&T Corporation, 6% due 3/15/2009                             75,891
BBB        Baa2             790,000    AT&T Wireless Services Inc., 8.75% due 3/01/2031              774,200
A          A2               315,000    Alltel Corporation, 7% due 7/01/2012                          363,024
AA-        Aa3              800,000    Ameritech Capital Funding, 6.45% due 1/15/2018                866,860
A+         Aa3              959,000    BellSouth Corporation, 6% due 10/15/2011                    1,051,624
A-         Baa1             855,000    British Telecom PLC, 8.375% due 12/15/2010                  1,025,058
BBB+       Baa2             400,000    CenturyTel Inc., 7.875% due 8/15/2012 (a)                     473,429
BBB        Baa2             275,000    Citizens Communications Company, 7.625% due 8/15/2008         304,470
BBB-       Baa3             710,000    Clear Channel Communications, 7.65% due 9/15/2010             804,325
BBB        Baa2             350,000    Cox Communications Inc., 7.125% due 10/01/2012                388,757
                                       Deutsche Telekom International Finance:
BBB+       Baa1             400,000     8.25% due 6/15/2005                                          437,362
BBB+       Baa1             660,000     8.50% due 6/15/2010                                          760,144
BBB-       Baa3             300,000    France Telecom, 10% due 3/01/2031                             365,200
                                       GTE Corporation:
A+         A3               800,000     6.84% due 4/15/2018                                          830,870
A+         A3               220,000     6.94% due 4/15/2028                                          230,836
                                       Sprint Capital Corporation:
BBB-       Baa3           1,100,000     5.70% due 11/15/2003                                       1,094,500
BBB-       Baa3             675,000     8.375% due 3/15/2012                                         671,625
A+         A2               450,000    Verizon New York Inc., 6.875% due 4/01/2012                   505,525
                                                                                                 -----------
                                                                                                  11,898,359
------------------------------------------------------------------------------------------------------------
Utilities--Gas & Electric--1.3%

BBB+       Baa2             270,000    AmerenEnergy Generating, 7.95% due 6/01/2032                  298,499
BBB        Baa1             815,000    Cincinnati Gas & Electric Company, 5.70% due 9/15/2012        835,415
BBB+       Baa1             500,000    Commonwealth Edison Company, 6.95% due 7/15/2018              550,141
BBB        Baa1             135,000    Conectiv Inc., 5.30% due 6/01/2005                            140,558
A+         A1               750,000    Consolidated Edison Company of New York,
                                       4.875% due 2/01/2013                                          760,399
BBB+       Baa1             595,000    Constellation Energy Group, 6.125% due 9/01/2009              608,430
BBB+       Baa1             481,000    Dominion Resources Inc., 8.125% due 6/15/2010                 559,596
BBB+       Baa2             450,000    Exelon Corporation, 6.75% due 5/01/2011                       492,572


                        December 31, 2002 (28) Mercury Aggregate Bond Index Fund

                                                                                             In U.S. Dollars
                          ----------------------------------------------------------------------------------
S&P       Moody's            Face
Ratings+  Ratings+          Amount                     Corporate Bonds & Notes                       Value
------------------------------------------------------------------------------------------------------------
Utilities--Gas & Electric (concluded)

A          Aa3            $ 470,000    Florida Power and Light, 6.875% due 12/01/2005           $    524,079
A          A2               160,000    Georgia Power Company, 5.125% due 11/15/2012                  165,565
BBB        Baa2             170,000    Houston Lighting and Power, 8.75% due 3/01/2022               176,743
BBB-       Baa3             510,000    Mid-American Energy Holdings, 5.875% due 10/01/2012 (a)       517,003
BBB        Baa1             475,000    Oncor Electric Delivery, 6.375% due 5/01/2012 (a)             489,232
BBB        Baa1             560,000    Progress Energy Inc., 7.10% due 3/01/2011                     617,174
A-         A3               670,000    Public Service Electric & Gas, 5.125% due 9/01/2012           689,236
A-         A1               170,000    South Carolina Electric & Gas, 6.70% due 2/01/2011            192,830
A+         A1               700,000    Southern California Gas Company, 4.80% due 10/01/2012         704,955
BBB+       Baa1             740,000    Southern Power Company, 6.25% due 7/15/2012                   781,828
A+         Aa3              277,000    Union Electric Company, 5.25% due 9/01/2012                   290,227
                                                                                                ------------
                                                                                                   9,394,482
------------------------------------------------------------------------------------------------------------
Yankee--Corporate--1.0%

A          A2               365,000    BHP Finance USA Limited, 6.42% due 3/01/2026                  386,947
A-         A2               200,000    BSCH Issuances Ltd., 7.625% due 9/14/2010                     227,486
BBB+       Baa2             500,000    Canadian National Railways, 6.375% due 10/15/2011             557,479
A-         A2               220,000    Codelco Inc., 6.375% due 11/30/2012 (a)                       230,595
A+         A1             1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                          1,415,536
                                       Korea Development Bank:
A-         A3               500,000     7.125% due 4/22/2004                                         531,515
A-         A3               800,000     4.25% due 11/13/2007                                         812,267
A          A2               400,000    Norsk Hydro A/S, 6.36% due 1/15/2009                          433,917
                                       Pemex Project Funding Master Trust:
BBB-       Baa1             905,000     9.125% due 10/13/2010                                      1,036,225
BBB-       Baa1              40,000     8.625% due 2/01/2022                                          42,200
BBB+       Baa2             345,000    Potash Corporation of Saskatchewan, 7.75%
                                       due 5/31/2011                                                 402,190
A+         A1               500,000    Unilever Capital Corporation, 7.125% due 11/01/2010           590,150
A          A2               530,000    Vodafone Group PLC, 7.75% due 2/15/2010                       625,074
                                                                                                 -----------
                                                                                                   7,291,581
------------------------------------------------------------------------------------------------------------
Total Investments in Corporate Bonds & Notes
(Cost--$185,360,013)--27.1%                                                                      193,890,812
------------------------------------------------------------------------------------------------------------


                        December 31, 2002 (29) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                             In U.S. Dollars
                      --------------------------------------------------------------------------------------
                          Face
                         Amount                      Short-Term Securities                        Value
------------------------------------------------------------------------------------------------------------
Repurchase Agreements***--13.6%

                                       Morgan Stanley & Co., Inc.:
                      $57,835,000        purchased on 12/31/2002 to yield 1.17% to 7/01/2016    $ 57,835,000
                       29,885,000        purchased on 12/31/2002 to yield 1.17% to 9/01/2032      29,885,000
                        9,880,000        purchased on 12/31/2002 to yield 1.17% to 12/01/2032      9,880,000
------------------------------------------------------------------------------------------------------------
                                       Total Investments in Short-Term Securities
                                       (Cost--$97,600,000)--13.6%                                 97,600,000
------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost--$780,544,485)--112,7%            807,540,493

                                       Liabilities in Excess of Other Assets--(12.7%)            (90,972,450)
                                                                                                ------------
                                       Net Assets--100.0%                                       $716,568,043
                                                                                                ============
------------------------------------------------------------------------------------------------------------

*     Not Rated.
** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
+     Ratings of issues shown are unaudited.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   Target Return Index Securities (TRAINS).
(d)   Traded Custody Receipts (TRACERS).
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      See Notes to Financial Statements.


                        December 31, 2002 (30) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2002

MASTER AGGREGATE BOND INDEX SERIES

Assets:

Investments, at value (including securities loaned of $552,450)
  (identified cost--$780,544,485)                                                  $807,540,493
Investments held as collateral for loaned securities, at value                          572,584
Receivables:
  Contributions                                                    $ 45,704,795
  Securities sold                                                    31,522,825
  Interest                                                            7,559,749
  Loaned securities income                                                   91      84,787,460
                                                                   ------------
Prepaid expenses and other assets                                                        19,861
                                                                                   ------------
Total assets                                                                        892,920,398
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                               572,584
Payables:
  Securities purchased                                              169,921,378
  Custodian bank                                                      3,355,232
  Withdrawals                                                         2,338,804
  Investment adviser                                                      5,517     175,620,931
                                                                   ------------
Accrued expenses and other liabilities                                                  158,840
                                                                                   ------------
Total liabilities                                                                   176,352,355
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                         $716,568,043
                                                                                   ============
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                                 $689,572,035
Unrealized appreciation on investments--net                                          26,996,008
                                                                                   ------------
Net assets                                                                         $716,568,043
                                                                                   ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        December 31, 2002 (31) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002

MASTER AGGREGATE BOND INDEX SERIES

Investment Income:

Interest                                                               $28,848,909
Securities lending--net                                                      1,336
                                                                       -----------
Total income                                                            28,850,245
                                                                       -----------
----------------------------------------------------------------------------------

Expenses:

Professional fees                                         $ 151,746
Accounting services                                         116,498
Custodian fees                                               63,414
Investment advisory fees                                     52,943
Pricing fees                                                 10,598
Trustees' fees and expenses                                   7,496
Printing and shareholder reports                              1,256
Other                                                        13,487
                                                          ---------
Total expenses                                                             417,438
                                                                       -----------
Investment income--net                                                  28,432,807
                                                                       -----------
----------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments--Net:

Realized gain from investments--net                                      3,541,654
Change in unrealized appreciation on investments--net                   20,353,079
                                                                       -----------
Total realized and unrealized gain on investments--net                  23,894,733
                                                                       -----------
Net Increase in Net Assets Resulting from Operations                   $52,327,540
                                                                       ===========
----------------------------------------------------------------------------------

See Notes to Financial Statements.


                        December 31, 2002 (32) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER AGGREGATE BOND INDEX SERIES

                                                                      For the
                                                                    Year Ended
                                                                    December 31,
                                                         -------------------------------
Increase in Net Assets:                                        2002             2001
----------------------------------------------------------------------------------------
Operations:

Investment income--net                                   $  28,432,807     $  24,638,002
Realized gain on investments--net                            3,541,654         3,530,237
Change in unrealized appreciation on investments--net       20,353,079         3,620,323
                                                         -------------------------------
Net increase in net assets resulting from operations        52,327,540        31,788,562
                                                         -------------------------------
----------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                414,370,731       297,187,588
Fair value of withdrawals                                 (216,281,419)     (171,169,747)
                                                         -------------------------------
Net increase in net assets derived from
  capital transactions                                     198,089,312       126,017,841
                                                         -------------------------------
----------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                               250,416,852       157,806,403
Beginning of year                                          466,151,191       308,344,788
                                                         -------------------------------
End of year                                              $ 716,568,043     $ 466,151,191
                                                         ===============================
----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        December 31, 2002 (33) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MASTER AGGREGATE BOND INDEX SERIES

The following ratios have been derived from information provided in the financial statements.

                                                        For the Year Ended December 31,
                                  ---------------------------------------------------------------------------
                                       2002            2001           2000           1999            1998
-------------------------------------------------------------------------------------------------------------
Total Investment Return:*               10.13%           8.07%             --              --              --
                                  ===========================================================================
-------------------------------------------------------------------------------------------------------------

Ratios to Average
Net Assets:

Expenses, net of reimbursement            .08%            .13%            .14%            .10%            .12%
                                  ===========================================================================
Expenses                                  .08%            .13%            .14%            .10%            .13%
                                  ===========================================================================
Investment income--net                   5.37%           5.93%           6.62%           6.30%           6.20%
                                  ===========================================================================
-------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year
  (in thousands)                  $   716,568     $   466,151     $   308,345     $   406,148     $   434,935
                                  ===========================================================================
Portfolio turnover                     112.18%         144.23%          43.24%          61.82%          27.89%
                                  ===========================================================================
-------------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


                        December 31, 2002 (34) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

(1)   Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.


                        December 31, 2002 (35) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(b) Repurchase agreements -- The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                        December 31, 2002 (36) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Dollar rolls -- The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.


                        December 31, 2002 (37) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(g) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Custodian bank -- The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.


                        December 31, 2002 (38) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $303,426 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $269,158 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended December 31, 2002, MLIA received $565 in securities lending agent fees for the Series.

During the year ended December 31, 2002, the Series paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $14,360 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the year ended December 31, 2002, the Series reimbursed FAM $13,588 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $817,084,764 and $589,673,965, respectively.

Net realized gains (losses) for the year ended December 31, 2002 and net unrealized gains as of December 31, 2002 were as follows:

                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments                            $ 3,984,070         $26,996,008
Financial futures contracts                         (442,416)                 --
                                                 -------------------------------
Total                                            $ 3,541,654         $26,996,008
                                                 ===============================
--------------------------------------------------------------------------------


                        December 31, 2002 (39) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

As of December 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $26,253,323, of which $27,131,593 related to appreciated securities and $878,270 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $781,287,170.

(4)   Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.


                        December 31, 2002 (40) Mercury Aggregate Bond Index Fund

INDEPENDENT AUDITORS' REPORT

MASTER AGGREGATE BOND INDEX SERIES

The Board of Trustees and Investors, Master Aggregate Bond Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of the Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                        December 31, 2002 (41) Mercury Aggregate Bond Index Fund

OFFICERS AND DIRECTORS/TRUSTEES

INTERESTED DIRECTOR/TRUSTEE

                                                                                                     Number of
                                                                                                   Portfolios in    Other
                 Position(s)       Length                                                           Fund Complex    Directorships
Name, Address    Held              of Time                                                           Overseen by    Held by
& Age            with Fund         Served           Principal Occupation(s) During Past 5 Years   Director/Trustee  Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*  President and     1999 to present  Chairman, Americas Region since 2001 and          117 Funds           None
P.O. Box 9011    Director/Trustee  and 1997         Executive Vice President since 1983 of Fund    162 Portfolios
Princeton, NJ                      to present       Asset Management ("FAM") and Merrill
08543-9011                                          Lynch Investment Managers, L.P. ("MLIM");
Age: 62                                             President of Merrill Lynch Mutual Funds since
                                                    1999; President of FAM Distributors, Inc.
                                                    ("FAMD") since 1986 and Director thereof since
                                                    1991; Executive Vice President and Director of
                                                    Princeton Services, Inc. ("Princeton Services")
                                                    since 1993; President of Princeton
                                                    Administrators, L.P. since 1988; Director of
                                                    Financial Data Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD;
      Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31, of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS/TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in    Other
                 Position(s)       Length                                                           Fund Complex    Directorships
Name, Address    Held              of Time                                                          Overseen by     Held by
& Age            with Fund         Served*          Principal Occupation(s) During Past 5 Years   Director/Trustee  Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton Director/Trustee  2002 to present  General Partner of The Burton Partnership,         23 Funds    ITC DeltaCom,
P.O. Box 9095                                       Limited Partnership since 1979; Managing        34 Portfolios  Inc.; ITC Holding
Princeton, NJ                                       General Partner of the South Atlantic Venture                  Company, Inc.;
08543-9095                                          Fund II and III, Limited Partnerships and                      Knology, Inc.;
Age: 58                                             Chairman of South Atlantic Private Equity                      MainBancorp,
                                                    Fund IV, Limited Partnership since 1983;                       N.A.; PriCare,
                                                    Member of the Investment Advisory Council of                   Inc.; Symbion,
                                                    the Florida State Board of Administration                      Inc.
                                                    since 2001.
-----------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum   Director/Trustee  2000 to present  James R. Williston Professor of Investment         23 Funds    Cambridge
P.O. Box 9095                                       Management Emeritus, Harvard Business School    34 Portfolios  Bancorp
Princeton, NJ                                       since 1996.
08543-9095
Age: 70
-----------------------------------------------------------------------------------------------------------------------------------
Laurie Simon     Director/Trustee  2000 to present  Professor of Finance and Economics, Graduate       23 Funds    None
Hodrick                                             School of Business, Columbia University since   34 Portfolios
P.O. Box 9095                                       1998; Associate Professor of Finance and
Princeton, NJ                                       Economics, Graduate School of Business,
08543-9095                                          Columbia University from 1996 to 1998.
Age: 40
------------------------------------------------------------------------------------------------------------------------------------


                   December 31, 2002 (42 & 43) Mercury Aggregate Bond Index Fund

INDEPENDENT DIRECTORS/TRUSTEES (concluded)

                                                                                                     Number of
                                                                                                   Portfolios in    Other
                 Position(s)       Length                                                           Fund Complex    Directorships
Name, Address    Held              of Time                                                          Overseen by     Held by
& Age            with Fund         Served*          Principal Occupation(s) During Past 5 Years   Director/Trustee  Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas        Director/Trustee  2000 to present  Managing Partner of The Witt Touchton Company      23 Funds     TECO Energy,
Touchton                                            and its predecessor, The Witt Co., since 1972;  34 Portfolios   Inc.
P.O. Box 9095                                       Trustee Emeritus of Washington and Lee
Princeton, NJ                                       University.
08543-9095
Age: 64
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss    Director/Trustee  2000 to present  Managing Director of FGW Associates since 1997.    23 Funds     Watson
P.O. Box 9095                                                                                       34 Portfolios   Pharmaceu-
Princeton, NJ                                                                                                       ticals, Inc.
08543-9095
Age: 61
------------------------------------------------------------------------------------------------------------------------------------
*     The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until
      December 31, of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

FUND/TRUST OFFICERS

                                Position(s) Held    Length of
Name, Address & Age             with Fund           Time Served*        Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke                 Vice President      1999 to present     First Vice President of FAM and MLIM since 1997 and
P.O. Box 9011                   and Treasurer                           Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                                                Treasurer of Princeton Services since 1999; Vice President
Age: 42                                                                 of FAMD since 1999; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.             Senior Vice         1999 to present     President and Global Chief Investment Officer of MLIM and
P.O. Box 9011                   President                               member of the Executive Management Committee of ML & Co.,
Princeton, NJ 08543-9011                                                Inc. since 2001; Chief Investment Officer, Senior Vice
Age: 49                                                                 President and Co-Head of MLIM Americas from 1999 to 2001;
                                                                        Chief Investment Officer of Oppenheimer Funds, Inc. from
                                                                        1987 to 1999 and Executive Vice President from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey B. Hewson               Vice                1999 to present     Director (Global Fixed Income) of MLIM since 1998; Vice
P.O. Box 9011                   President                               President of MLIM from 1989 to 2000.
Princeton, NJ 08543-9011
Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Frank Viola                     Vice                2002 to present     Managing Director of MLIM and head of the Global Fixed
P.O. Box 9011                   President                               Income Structured Asset Team since 2002; Director (Global
Princeton, NJ 08543-9011                                                Fixed Income) of MLIM from 2000 to 2002 and Vice President
Age: 38                                                                 from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------


                   December 31, 2002 (44 & 45) Mercury Aggregate Bond Index Fund

OFFICERS AND DIRECTORS/TRUSTEES
(CONCLUDED)

FUND/TRUST OFFICERS (concluded)

                                Position(s) Held    Length of
Name, Address & Age             with Fund           Time Served*        Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Stephen M. Benham               Secretary           2002 to present     Vice President (Legal Advisory) of MLIM since 2000;
P.O. Box 9011                                                           Associate with Kirkpatrick & Lockhart LLP from 1997 to 2000.
Princeton, NJ 08543-9011
Age: 43
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.

Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Mercury Aggregate Bond Index Fund, retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.


                   December 31, 2002 (46 & 47) Mercury Aggregate Bond Index Fund

[LOGO] Merrill Lynch Investment Managers
--------------------------------------------------------------------------------
                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Aggregate Bond Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #MERCABI--12/02

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercury Aggregate Bond Index Fund


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn,
    President of
    Mercury Aggregate Bond Index Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn,
    President of
    Mercury Aggregate Bond Index Fund

Date: February 24, 2003


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer of
    Mercury Aggregate Bond Index Fund

Date: February 24, 2003